Risk management (Details 3) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	R$ 1,404	R$ 1,591
Income debt instruments	1,404	1,591
Financial assets measured at fair value in profit or loss for trading	123,530	105,999
Profit or loss debt instruments	89,871	76,488
Profit or loss equity instruments	40	43
Profit or loss derivatives	33,619	29,468
Financial assets not intended for trading Mandatory measured at the fair value of the result	209	183
Fair value of the result debt instruments	209	183
Financial assets measured at fair value in other comprehensive income	103,367	63,997
Comprehensive income debt instruments	103,367	63,997
Financial Assets Measured at Amortized Cost	679,164	632,457
Loans and Other Amounts with Credit institutions	118,553	94,259
Loans and advances to customers	493,892	458,799
Amortized cost debt instruments	66,719	79,399
Amortized cost total	907,465	804,227
Financial Liabilities Measured at Fair Value in income Held for Trading	51,593	50,947
Fair value in income held for trading derivatives	12,196	27,183
Short Positions	39,397	23,764
Financial liabilities at amortized cost	815,953	732,203
Deposits from the Central Bank of Brazil and deposits from credit institutions	123,044	94,580
Customer deposits	518,965	499,774
Bonds and securities	150,602	121,361
Debt Instruments Eligible to Capital	23,342	16,488
Total	867,546	783,150
3 to 12 Months [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	121
Income debt instruments	121
Financial assets measured at fair value in profit or loss for trading	24,793	7,003
Profit or loss debt instruments	19,038	4,940
Profit or loss equity instruments		3
Profit or loss derivatives	5,755	2,060
Financial assets measured at fair value in other comprehensive income	4,977	2,684
Comprehensive income debt instruments	4,977	2,684
Financial Assets Measured at Amortized Cost	153,954	86,314
Loans and Other Amounts with Credit institutions	2,197	3,496
Loans and advances to customers	138,836	68,597
Amortized cost debt instruments	12,921	14,221
Amortized cost total	183,845	96,001
Financial Liabilities Measured at Fair Value in income Held for Trading	1,958	1,779
Fair value in income held for trading derivatives	1,958	1,779
Short Positions
Financial liabilities at amortized cost	249,441	130,337
Deposits from the Central Bank of Brazil and deposits from credit institutions	68,882	32,650
Customer deposits	124,584	80,260
Bonds and securities	55,975	17,427
Debt Instruments Eligible to Capital
Total	251,399	132,116
1 to 5 years [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income	1,283
Income debt instruments	1,283
Financial assets measured at fair value in profit or loss for trading	52,083	45,863
Profit or loss debt instruments	35,033	35,164
Profit or loss equity instruments	23	17
Profit or loss derivatives	17,027	10,682
Financial assets measured at fair value in other comprehensive income	59,238	44,722
Comprehensive income debt instruments	59,238	44,722
Financial Assets Measured at Amortized Cost	234,133	220,663
Loans and Other Amounts with Credit institutions	3,910	2,978
Loans and advances to customers	193,061	183,156
Amortized cost debt instruments	37,162	34,529
Amortized cost total	346,737	311,248
Financial Liabilities Measured at Fair Value in income Held for Trading	6,497	9,467
Fair value in income held for trading derivatives	6,497	9,467
Short Positions
Financial liabilities at amortized cost	242,650	221,561
Deposits from the Central Bank of Brazil and deposits from credit institutions	21,268	10,595
Customer deposits	160,324	151,046
Bonds and securities	61,058	59,920
Debt Instruments Eligible to Capital
Total	249,147	231,028
On demand [member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in profit or loss for trading	7,700	17,088
Profit or loss debt instruments	7,700	8,822
Profit or loss equity instruments		22
Profit or loss derivatives		8,244
Financial assets measured at fair value in other comprehensive income	2,183	1,237
Comprehensive income debt instruments	2,183	1,237
Financial Assets Measured at Amortized Cost	113,264	135,427
Loans and Other Amounts with Credit institutions	110,426	86,391
Loans and advances to customers	2,557	37,176
Amortized cost debt instruments	281	11,860
Amortized cost total	123,147	153,752
Financial Liabilities Measured at Fair Value in income Held for Trading	39,403	30,627
Fair value in income held for trading derivatives	6	6,863
Short Positions	39,397	23,764
Financial liabilities at amortized cost	174,985	212,885
Deposits from the Central Bank of Brazil and deposits from credit institutions	508	7,189
Customer deposits	174,477	197,507
Bonds and securities		8,189
Debt Instruments Eligible to Capital
Total	214,388	243,512
Up to 3 Months [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in profit or loss for trading	6,779	5,722
Profit or loss debt instruments	1,123	1,425
Profit or loss equity instruments	17	1
Profit or loss derivatives	5,639	4,296
Financial assets measured at fair value in other comprehensive income	5,258	4,360
Comprehensive income debt instruments	5,258	4,360
Financial Assets Measured at Amortized Cost	107,139	105,253
Loans and Other Amounts with Credit institutions	2,020	1,394
Loans and advances to customers	98,218	96,038
Amortized cost debt instruments	6,901	7,821
Amortized cost total	119,176	115,335
Financial Liabilities Measured at Fair Value in income Held for Trading	2,529	4,972
Fair value in income held for trading derivatives	2,529	4,972
Short Positions
Financial liabilities at amortized cost	116,741	139,140
Deposits from the Central Bank of Brazil and deposits from credit institutions	32,060	36,767
Customer deposits	59,547	70,908
Bonds and securities	25,134	31,465
Debt Instruments Eligible to Capital
Total	119,270	144,113
Above 5 years [Member]
IfrsStatementLineItems [Line Items]
Financial assets measured at fair value in income		1,591
Income debt instruments		1,591
Financial assets measured at fair value in profit or loss for trading	32,175	30,323
Profit or loss debt instruments	26,977	26,137
Profit or loss derivatives	5,198	4,186
Financial assets not intended for trading Mandatory measured at the fair value of the result	209	183
Fair value of the result debt instruments	209	183
Financial assets measured at fair value in other comprehensive income	31,711	10,994
Comprehensive income debt instruments	31,711	10,994
Financial Assets Measured at Amortized Cost	70,674	84,800
Loans and advances to customers	61,220	73,832
Amortized cost debt instruments	9,454	10,968
Amortized cost total	134,560	127,891
Financial Liabilities Measured at Fair Value in income Held for Trading	1,206	4,101
Fair value in income held for trading derivatives	1,206	4,101
Short Positions
Financial liabilities at amortized cost	32,136	28,280
Deposits from the Central Bank of Brazil and deposits from credit institutions	326	7,380
Customer deposits	33	53
Bonds and securities	8,435	4,360
Debt Instruments Eligible to Capital	23,342	16,488
Total	R$ 33,342	R$ 32,381